Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.4%
Security	Principal Amount (000's omitted)	Value
Ares LII CLO, Ltd., Series 2019-52A, Class DR, 6.059%, (3 mo. USD LIBOR + 3.30%), 4/22/31(1)(2)	$1,750	$ 1,606,383
Benefit Street Partners CLO XIX, Ltd.:
Series 2019-19A, Class D, 6.312%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(2)	1,000	941,088
Series 2019-19A, Class E, 9.532%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	1,000	909,995
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	451,603
BlueMountain CLO XXII, Ltd., Series 2018-1A, Class E, 8.732%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	207,458
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 9.84%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	500	460,676
Canyon Capital CLO, Ltd., Series 2020-3A, Class E, 9.762%, (3 mo. USD LIBOR + 7.25%), 1/15/34(1)(2)	1,000	903,757
Carlyle Global Market Strategies CLO, Ltd.:
Series 2014-3RA, Class C, 5.719%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	2,725	2,367,472
Series 2014-4RA, Class C, 5.412%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,728,784
Series 2014-4RA, Class D, 8.162%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	203,363
Series 2015-5A, Class DR, 9.41%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	250	213,986
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	62	61,774
Crown City CLO III, Series 2021-1A, Class C, 6.01%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	889,616
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	1	1,121
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 9.41%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	500	430,715
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 4.665%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	2,000	1,841,058
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 5.981%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	947,271
Series 2019-36A, Class ER, 9.531%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	909,144
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 8.80%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	222,049
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class E, 9.91%, (3 mo. USD LIBOR + 7.20%), 1/20/32(1)(2)	1,500	1,391,119
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$250	$ 222,460
Series 2015-1A, Class DR4, 8.005%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	909,851
Series 2019-1A, Class DR, 7.911%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	457,587
Series 2021-2A, Class E, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	902,250
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 4.909%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	117	114,731
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	445,013
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	806,209
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 9.283%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	204,851
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	1,252	1,181,449
Voya CLO, Ltd., Series 2016-3A, Class DR, 8.82%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	206,772
Total Asset-Backed Securities (identified cost $24,326,862)		$ 22,139,605

Collateralized Mortgage Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 5160, Class ZY, 3.00%, 10/25/50	$728	$ 660,385
Total Collateralized Mortgage Obligations (identified cost $729,468)		$ 660,385

Commercial Mortgage-Backed Securities — 2.5%
Security	Principal Amount* (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	600	$ 478,806
BBCMS Mortgage Trust:
Series 2017-C1, Class D, 3.493%, 2/15/50(1)(3)	1,000	792,204
Series 2017-DELC, Class D, 3.699%, (1 mo. USD LIBOR + 1.70%), 8/15/36(1)(2)	1,200	1,162,441
CSMC, Series 2022-CNTR, Class A, 5.903%, (1 mo. SOFR + 3.94%), 1/15/24(1)(2)	1,000	926,585
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19, Class B, 4.394%, 4/15/47(3)	215	211,357
Series 2014-C23, Class D, 3.983%, 9/15/47(1)(3)	750	678,330

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		150	$ 42,525
Series 2021-MHC, Class C, 3.299%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(2)		1,800	1,718,057
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.649%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(2)(4)		438	426,125
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 4.199%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)		100	92,067
Vita Scientia, Series 2022-1A, Class D, 2.49%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(2)	EUR	450	425,733
VMC Finance, LLC, Series 2021-HT1, Class B, 6.656%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)		2,000	1,875,199
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.555%, 9/15/58(3)		100	96,152
Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,321,574
Total Commercial Mortgage-Backed Securities (identified cost $10,858,307)			$ 10,247,155

Common Stocks — 0.0%(5)
Security	Shares	Value
Electronics/Electrical — 0.0%(5)
Riverbed Technology, Inc.(6)(7)	846	$ 741
		$ 741
Oil and Gas — 0.0%
Sable Permian Resources, LLC(6)(7)(8)	11,719,991	$ 0
		$ 0
Total Common Stocks (identified cost $11,473,746)		$ 741

Convertible Bonds — 0.4%
Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics — 0.1%
SGL Carbon SE, 3.00%, 9/20/23(9)	EUR	200	$ 200,833
			$ 200,833
Leisure Goods/Activities/Movies — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26		741	$ 490,906
			$ 490,906
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, 0.875%, 9/28/22(9)		800	$ 794,800
			$ 794,800
Technology — 0.0%(5)
1Life Healthcare, Inc., 3.00%, 6/15/25		75	$ 73,387
			$ 73,387
Total Convertible Bonds (identified cost $1,722,382)			$ 1,559,926

Convertible Preferred Stocks — 0.0%(5)
Security	Shares	Value
Electronics/Electrical — 0.0%(5)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(6)(7)	2,611	$ 14,360
Total Convertible Preferred Stocks (identified cost $78,329)		$ 14,360

Corporate Bonds — 49.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.1%
Moog, Inc., 4.25%, 12/15/27(1)	791	$ 739,340
Rolls-Royce PLC, 5.75%, 10/15/27(1)	1,200	1,136,268
TransDigm UK Holdings PLC, 6.875%, 5/15/26	400	399,626
TransDigm, Inc.:
4.625%, 1/15/29	343	309,101
5.50%, 11/15/27	743	702,585
6.375%, 6/15/26	818	814,830

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
7.50%, 3/15/27		541	$ 550,630
			$ 4,652,380
Agriculture — 0.2%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		504	$ 521,922
Kernel Holding S.A., 6.75%, 10/27/27(9)		750	284,625
			$ 806,547
Air Transport — 0.7%
Air France-KLM, 1.875%, 1/16/25(9)	EUR	900	$ 820,051
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		778	766,229
5.75%, 4/20/29(1)		128	122,732
Gatwick Airport Finance PLC, 4.375%, 4/7/26(9)	GBP	1,050	1,095,248
United Airlines, Inc., 4.625%, 4/15/29(1)		195	179,906
			$ 2,984,166
Automotive — 2.1%
Allison Transmission, Inc., 3.75%, 1/30/31(1)		118	$ 102,069
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		392	346,920
4.75%, 3/1/30		303	264,601
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(9)	EUR	2,127	2,022,770
8.50%, 5/15/27(1)		670	677,008
Faurecia S.E., 2.75%, 2/15/27(9)	EUR	1,050	916,204
Ford Motor Co.:
4.75%, 1/15/43		325	268,322
6.625%, 10/1/28		825	869,014
9.625%, 4/22/30		44	52,643
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29		935	854,917
5.25%, 7/15/31		511	445,094
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	355,115
4.375%, 1/15/31(1)		452	410,845
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		117	95,055
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	499,775
4.875%, 11/15/31(1)		239	195,155
Wheel Pros, Inc., 6.50%, 5/15/29(1)		406	295,426
			$ 8,670,933
Security	Principal Amount* (000's omitted)		Value
Banks and Thrifts — 0.1%
SVB Financial Group, 4.10% to 2/15/31(10)(11)		720	$ 563,544
			$ 563,544
Building and Development — 2.2%
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(9)		850	$ 755,175
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		391	342,005
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		335	287,510
5.00%, 3/1/30(1)		105	97,413
Empire Communities Corp., 7.00%, 12/15/25(1)		572	500,469
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		550	550,094
HT Troplast GmbH, 9.25%, 7/15/25(9)	EUR	1,465	1,340,324
KB Home, 4.00%, 6/15/31		26	21,900
MDC Holdings, Inc., 3.966%, 8/6/61		3	1,797
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		490	415,449
Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		188	153,773
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		1,478	1,374,806
Standard Industries, Inc.:
2.25%, 11/21/26(9)	EUR	1,050	901,098
4.75%, 1/15/28(1)		753	717,278
Victoria PLC, 3.625%, 8/24/26(9)	EUR	1,658	1,457,659
			$ 8,916,750
Business Equipment and Services — 1.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		680	$ 638,143
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
3.625%, 6/1/28(9)	EUR	350	298,470
4.625%, 6/1/28(1)		239	209,045
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		1,535	1,444,535
7.125%, 7/31/26(9)		260	244,677
Terminix Co., LLC (The), 7.45%, 8/15/27		973	1,134,272
			$ 3,969,142
Cable and Satellite Television — 1.2%
Altice France S.A.:
5.875%, 2/1/27(9)	EUR	1,052	$ 1,016,204
8.125%, 2/1/27(1)		795	786,152

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		565	$ 490,971
4.50%, 8/15/30(1)		900	801,576
4.75%, 3/1/30(1)		1,288	1,173,877
4.75%, 2/1/32(1)		225	199,243
5.00%, 2/1/28(1)		400	386,732
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	181	192,717
			$ 5,047,472
Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		576	$ 546,609
4.125%, 4/15/29(1)		221	207,821
			$ 754,430
Chemicals and Plastics — 1.3%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		147	$ 123,760
Avient Corp., 7.125%, 8/1/30(1)(12)		240	247,700
Braskem Idesa SAPI, 7.45%, 11/15/29(9)		1,150	1,049,645
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		452	379,525
Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	943	681,457
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(9)	EUR	440	407,871
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		259	253,953
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		583	496,451
SGL Carbon SE, 4.625%, 9/30/24(9)	EUR	455	438,991
SPCM S.A., 2.625%, 2/1/29(1)	EUR	100	84,702
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)		300	290,688
Valvoline, Inc.:
3.625%, 6/15/31(1)		256	212,639
4.25%, 2/15/30(1)		169	153,569
W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		639	612,641
			$ 5,433,592
Commercial Services — 1.6%
Autostrade per l'Italia SpA, 1.75%, 2/1/27(9)	EUR	350	$ 329,719
EC Finance PLC, 3.00%, 10/15/26(9)	EUR	381	359,799
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,032	935,771
4.25%, 6/1/25(1)		313	307,078
4.75%, 6/15/29(1)		700	644,850
HealthEquity, Inc., 4.50%, 10/1/29(1)		718	669,600
Korn Ferry, 4.625%, 12/15/27(1)		620	583,978
Metis Merger Sub, LLC, 6.50%, 5/15/29(1)		250	213,243
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
MoneyGram International, Inc., 5.375%, 8/1/26(1)		437	$ 430,929
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		349	303,557
Verisure Holding AB:
3.25%, 2/15/27(9)	EUR	600	539,448
3.875%, 7/15/26(9)	EUR	230	218,048
Verisure Midholding AB, 5.25%, 2/15/29(9)	EUR	380	326,756
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		770	768,968
			$ 6,631,744
Computers — 0.5%
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		1,238	$ 1,175,889
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		763	720,959
			$ 1,896,848
Conglomerates — 0.2%
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		325	$ 292,186
5.50%, 7/15/30(1)		467	421,391
			$ 713,577
Consumer Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30		731	$ 634,664
			$ 634,664
Containers & Packaging — 0.2%
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		1,114	$ 920,120
			$ 920,120
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(9)	EUR	500	$ 421,330
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		846	840,607
Verallia S.A., 1.875%, 11/10/31(9)	EUR	700	566,105
			$ 1,828,042
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		238	$ 213,952
5.50%, 6/1/28(1)		650	638,378
			$ 852,330
Distribution & Wholesale — 0.7%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,138	$ 995,693

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Distribution & Wholesale (continued)
Parts Europe S.A., 4.047%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(9)	EUR	581	$ 567,832
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		551	490,390
5.50%, 10/15/27(1)		450	444,469
6.875%, 5/1/25(1)		209	212,344
			$ 2,710,728
Diversified Financial Services — 3.0%
ADLER Group S.A., 2.75%, 11/13/26(9)	EUR	100	$ 55,658
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(9)	EUR	643	615,710
5.375%, 2/15/26(9)	GBP	555	637,291
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		482	445,339
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		798	707,922
KOC Holding AS, 6.50%, 3/11/25(9)		1,400	1,283,002
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(9)	EUR	947	953,663
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)		443	426,678
PRA Group, Inc.:
5.00%, 10/1/29(1)		186	160,452
7.375%, 9/1/25(1)		784	777,378
ProGroup AG, 3.00%, 3/31/26(9)	EUR	1,631	1,445,872
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)		365	323,273
3.625%, 3/1/29(1)		364	311,679
4.00%, 10/15/33(1)		65	52,669
Sherwood Financing PLC, 6.00%, 11/15/26(9)	GBP	934	920,035
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		635	554,202
Vivion Investments S.a.r.l., 3.00%, 8/8/24(9)	EUR	2,900	2,718,678
			$ 12,389,501
Drugs — 0.9%
AdaptHealth, LLC:
5.125%, 3/1/30(1)		318	$ 292,167
6.125%, 8/1/28(1)		658	623,614
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		400	326,000
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		459	369,598
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(9)	EUR	1,450	1,381,457
Perrigo Finance Unlimited Co., 4.40%, 6/15/30		899	826,995
			$ 3,819,831
Security	Principal Amount* (000's omitted)		Value
Ecological Services and Equipment — 0.4%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		200	$ 198,880
5.125%, 7/15/29(1)		674	654,772
Paprec Holding S.A.:
3.50%, 7/1/28(9)	EUR	716	610,668
4.00%, 3/31/25(9)	EUR	400	385,313
			$ 1,849,633
Electric Utilities — 0.6%
Drax Finco PLC, 6.625%, 11/1/25(1)		582	$ 577,230
FirstEnergy Corp.:
2.65%, 3/1/30		585	515,675
Series B, 4.40%, 7/15/27		494	484,891
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	537,112
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	276,958
			$ 2,391,866
Electronics/Electrical — 0.7%
II-VI, Inc., 5.00%, 12/15/29(1)		714	$ 681,031
Imola Merger Corp., 4.75%, 5/15/29(1)		964	903,495
Open Text Corp., 3.875%, 2/15/28(1)		798	736,056
Sensata Technologies B.V., 5.00%, 10/1/25(1)		436	438,766
Sensata Technologies, Inc., 4.375%, 2/15/30(1)		360	334,617
			$ 3,093,965
Energy — 0.6%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		878	$ 871,740
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		941	892,538
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		583	525,942
4.50%, 4/30/30		372	326,728
			$ 2,616,948
Engineering & Construction — 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		42	$ 37,724
Dycom Industries, Inc., 4.50%, 4/15/29(1)		377	346,333
TopBuild Corp., 4.125%, 2/15/32(1)		791	689,221
			$ 1,073,278
Entertainment — 1.5%
Banijay Entertainment SASU, 3.50%, 3/1/25(9)	EUR	550	$ 539,150

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Caesars Entertainment, Inc.:
6.25%, 7/1/25(1)		1,031	$ 1,029,696
8.125%, 7/1/27(1)		258	258,362
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)		519	507,987
CPUK Finance, Ltd., 4.875%, 2/28/25(9)	GBP	724	824,637
Gamma Bidco SpA:
5.125%, 7/15/25(9)	EUR	365	344,743
6.25%, 7/15/25(9)	EUR	300	297,416
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		755	628,026
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		342	326,632
Scientific Games International, Inc., 7.00%, 5/15/28(1)		605	616,256
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		796	723,019
			$ 6,095,924
Environmental — 0.1%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		350	$ 339,500
			$ 339,500
Financial Intermediaries — 1.2%
Ally Financial, Inc., 4.70% to 5/15/26(10)(11)		635	$ 537,099
Ford Motor Credit Co., LLC:
2.70%, 8/10/26		800	728,000
2.90%, 2/16/28		203	176,438
3.815%, 11/2/27		641	588,451
4.125%, 8/17/27		457	434,710
5.113%, 5/3/29		300	292,078
5.125%, 6/16/25		273	272,595
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 5/15/26		300	298,670
6.375%, 12/15/25		680	679,276
MSCI, Inc.:
3.625%, 9/1/30(1)		357	326,696
3.875%, 2/15/31(1)		592	540,105
			$ 4,874,118
Food Products — 1.0%
BRF S.A., 4.875%, 1/24/30(9)		950	$ 835,041
Kraft Heinz Foods Co.:
3.875%, 5/15/27		379	377,110
4.25%, 3/1/31		587	579,756
4.375%, 6/1/46		164	144,426
4.625%, 10/1/39		17	15,559
5.50%, 6/1/50		37	37,803
Nomad Foods Bondco PLC, 2.50%, 6/24/28(9)	EUR	1,302	1,116,188
Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Pilgrim's Pride Corp., 3.50%, 3/1/32(1)		667	$ 564,666
Post Holdings, Inc., 5.625%, 1/15/28(1)		363	358,029
			$ 4,028,578
Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		386	$ 357,556
4.375%, 1/15/28(1)		473	439,136
IRB Holding Corp., 7.00%, 6/15/25(1)		37	37,888
US Foods, Inc., 4.75%, 2/15/29(1)		936	875,698
Yum! Brands, Inc., 3.625%, 3/15/31		758	686,937
			$ 2,397,215
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		393	$ 360,489
5.875%, 2/15/28(1)		806	783,134
			$ 1,143,623
Forest Products & Paper — 0.0%(5)
Glatfelter Corp., 4.75%, 11/15/29(1)		51	$ 34,867
			$ 34,867
Health Care — 3.3%
Avantor Funding, Inc.:
2.625%, 11/1/25(9)	EUR	300	$ 301,267
3.875%, 7/15/28(9)	EUR	350	333,514
Centene Corp.:
2.50%, 3/1/31		296	254,375
3.00%, 10/15/30		584	521,962
3.375%, 2/15/30		613	557,896
4.625%, 12/15/29		643	635,229
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(9)	EUR	1,847	1,649,146
4.75%, 10/15/28(1)		479	425,208
HCA, Inc.:
5.875%, 2/1/29		708	742,214
7.69%, 6/15/25		200	215,045
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)		354	314,791
LifePoint Health, Inc., 5.375%, 1/15/29(1)		124	95,979
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		414	379,313
ModivCare, Inc., 5.875%, 11/15/25(1)		357	348,650

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		639	$ 591,119
3.875%, 5/15/32(1)		814	748,880
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)		1,030	932,068
Option Care Health, Inc., 4.375%, 10/31/29(1)		478	436,760
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		130	122,619
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		639	437,232
Teleflex, Inc., 4.25%, 6/1/28(1)		163	153,895
Tenet Healthcare Corp.:
4.375%, 1/15/30(1)		169	157,342
6.125%, 10/1/28(1)		1,004	980,070
6.875%, 11/15/31		313	302,432
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		845	788,246
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,090	1,088,528
			$ 13,513,780
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		928	$ 754,000
			$ 754,000
Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)		361	$ 337,513
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		212	173,503
5.875%, 2/15/27(1)		102	93,994
7.75%, 2/15/29(1)		86	69,146
NCL Finance, Ltd., 6.125%, 3/15/28(1)		93	72,132
			$ 746,288
Industrial Equipment — 0.3%
Madison IAQ, LLC, 5.875%, 6/30/29(1)		744	$ 582,712
TK Elevator Midco GmbH, 4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(9)	EUR	630	621,355
			$ 1,204,067
Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		1,017	$ 967,655
Galaxy Finco, Ltd., 9.25%, 7/31/27(9)	GBP	981	1,089,853
			$ 2,057,508
Internet Software & Services — 0.4%
Match Group Holdings II, LLC, 3.625%, 10/1/31(1)		192	$ 164,282
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services (continued)
Netflix, Inc., 5.375%, 11/15/29(1)		581	$ 584,881
Science Applications International Corp., 4.875%, 4/1/28(1)		908	865,083
			$ 1,614,246
Leisure Goods/Activities/Movies — 1.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	$ 348,340
5.875%, 3/15/26(1)		112	107,645
8.75%, 5/1/25(1)		413	431,829
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(9)(13)	EUR	1,510	1,326,616
Life Time, Inc.:
5.75%, 1/15/26(1)		401	377,445
8.00%, 4/15/26(1)		765	723,036
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)		452	415,806
Motion Finco S.a.r.l., 7.00%, 5/15/25(9)	EUR	435	433,299
National CineMedia, LLC:
5.75%, 8/15/26		333	171,282
5.875%, 4/15/28(1)		685	496,687
Playtika Holding Corp., 4.25%, 3/15/29(1)		621	557,810
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		158	141,862
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		485	395,969
7.00%, 2/15/29(1)		205	166,067
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		131	113,311
			$ 6,207,004
Lodging and Casinos — 0.4%
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		721	$ 781,813
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		75	68,803
4.625%, 12/1/29(1)		648	618,069
			$ 1,468,685
Machinery — 0.1%
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(9)	EUR	678	$ 568,981
			$ 568,981
Media — 0.2%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		470	$ 357,245

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Media (continued)
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		382	$ 323,221
Univision Communications, Inc., 7.375%, 6/30/30(1)		115	116,587
			$ 797,053
Metals/Mining — 0.9%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		800	$ 770,112
Constellium S.E., 4.25%, 2/15/26(9)	EUR	550	523,518
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	390,499
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	417,427
6.125%, 4/1/29(1)		220	171,613
Novelis Corp., 3.25%, 11/15/26(1)		237	220,921
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(9)	EUR	600	515,791
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		902	818,833
			$ 3,828,714
Nonferrous Metals/Minerals — 0.5%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		485	$ 388,230
New Gold, Inc., 7.50%, 7/15/27(1)		1,876	1,477,444
			$ 1,865,674
Oil and Gas — 3.1%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		757	$ 763,892
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		450	465,662
Buckeye Partners, L.P., 4.50%, 3/1/28(1)		584	538,241
Callon Petroleum Co., 8.00%, 8/1/28(1)		704	713,768
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)		451	413,578
7.75%, 2/15/26(1)		362	355,622
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)		487	453,056
CVR Energy, Inc., 5.75%, 2/15/28(1)		865	784,404
Nabors Industries, Inc., 9.00%, 2/1/25(1)		433	434,624
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		1,150	1,112,866
Occidental Petroleum Corp.:
6.20%, 3/15/40		141	144,599
6.375%, 9/1/28		167	179,232
6.625%, 9/1/30		1,093	1,213,908
Parkland Corp.:
4.50%, 10/1/29(1)		480	422,465
4.625%, 5/1/30(1)		292	261,928
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Precision Drilling Corp., 7.125%, 1/15/26(1)		520	$ 483,291
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		847	801,262
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		268	239,522
4.875%, 2/1/31		322	303,109
6.875%, 1/15/29		341	352,468
Tervita Corp., 11.00%, 12/1/25(1)		478	520,439
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		548	504,623
Weatherford International, Ltd., 8.625%, 4/30/30(1)		350	317,503
Wintershall Dea Finance 2 B.V., 2.499% to 4/20/26(9)(10)(11)	EUR	1,300	1,084,937
			$ 12,864,999
Packaging & Containers — 0.7%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(9)	EUR	752	$ 660,019
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)		188	172,916
Schoeller Packaging B.V., 6.375%, 11/1/24(9)	EUR	1,050	859,264
Trivium Packaging Finance B.V., 3.75%, 8/15/26(9)	EUR	1,075	1,024,036
			$ 2,716,235
Pharmaceuticals — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		759	$ 735,201
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,024	962,842
			$ 1,698,043
Pipelines — 1.6%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		493	$ 491,442
7.875%, 5/15/26(1)		148	155,085
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		1,202	1,118,719
Cheniere Energy, Inc., 4.625%, 10/15/28		779	759,486
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(10)(11)		562	511,468
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	555,845
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		743	666,616
6.00%, 7/1/25(1)		75	74,534
6.50%, 7/1/27(1)		405	406,875
7.50%, 6/1/30(1)		296	305,052
Kinetik Holdings, L.P., 5.875%, 6/15/30(1)		546	555,470

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)		586	$ 542,115
Western Midstream Operating, L.P., 4.30%, 2/1/30		285	267,169
			$ 6,409,876
Publishing — 0.3%
LABL, Inc., 5.875%, 11/1/28(1)		598	$ 547,544
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		485	436,136
8.00%, 8/1/29(1)		501	422,012
			$ 1,405,692
Radio and Television — 0.3%
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		203	$ 191,867
3.875%, 9/1/31(1)		204	177,728
5.50%, 7/1/29(1)		900	885,483
			$ 1,255,078
Real Estate Investment Trusts (REITs) — 0.3%
Aedas Homes Opco SLU, 4.00%, 8/15/26(9)	EUR	654	$ 584,113
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		600	529,320
3.75%, 9/15/30(1)		250	191,772
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)		1,250	125,000
			$ 1,430,205
Retail — 1.6%
Arko Corp., 5.125%, 11/15/29(1)		881	$ 741,265
Dufry One B.V., 3.375%, 4/15/28(9)	EUR	1,350	1,188,324
eG Global Finance PLC, 6.25%, 10/30/25(9)	EUR	980	933,967
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		724	598,252
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		775	663,964
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(9)(13)	EUR	815	807,981
Punch Finance PLC, 6.125%, 6/30/26(9)	GBP	745	805,729
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		254	231,752
Victoria's Secret & Co., 4.625%, 7/15/29(1)		774	641,936
			$ 6,613,170
Retailers (Except Food and Drug) — 0.8%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		430	$ 411,371
6.875%, 11/1/35		536	492,605
Security	Principal Amount* (000's omitted)		Value
Retailers (Except Food and Drug) (continued)
Bath & Body Works, Inc.: (continued)
6.95%, 3/1/33		282	$ 236,608
7.60%, 7/15/37		55	46,935
9.375%, 7/1/25(1)		54	56,511
Dave & Buster's, Inc., 7.625%, 11/1/25(1)		923	930,509
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)		844	814,553
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		437	402,650
			$ 3,391,742
Semiconductors & Semiconductor Equipment — 0.2%
Entegris Escrow Corp., 4.75%, 4/15/29(1)		218	$ 210,370
ON Semiconductor Corp., 3.875%, 9/1/28(1)		661	612,959
			$ 823,329
Software and Services — 0.5%
Fair Isaac Corp., 4.00%, 6/15/28(1)		667	$ 623,676
Gartner, Inc.:
3.75%, 10/1/30(1)		547	503,636
4.50%, 7/1/28(1)		534	515,125
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		237	241,425
			$ 1,883,862
Steel — 0.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		401	$ 401,244
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,185	2,056,828
TMS International Corp., 6.25%, 4/15/29(1)		89	59,544
			$ 2,517,616
Surface Transport — 0.1%
Hertz Corp. (The):
4.625%, 12/1/26(1)		47	$ 41,910
5.00%, 12/1/29(1)		379	324,894
			$ 366,804
Technology — 0.5%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(9)	EUR	450	$ 386,572
International Game Technology PLC:
4.125%, 4/15/26(1)		573	547,570
6.25%, 1/15/27(1)		200	203,732
6.50%, 2/15/25(1)		267	271,774

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)		750	$ 679,688
			$ 2,089,336
Telecommunications — 3.5%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/23(9)	GBP	680	$ 807,939
Ciena Corp., 4.00%, 1/31/30(1)		491	449,898
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		1,299	1,272,189
Iliad Holding SASU:
5.125%, 10/15/26(9)	EUR	175	173,336
5.625%, 10/15/28(9)	EUR	146	140,194
6.50%, 10/15/26(1)		218	209,536
7.00%, 10/15/28(1)		362	348,313
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,141	1,003,649
Level 3 Financing, Inc.:
4.25%, 7/1/28(1)		594	519,712
4.625%, 9/15/27(1)		232	212,627
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(9)	EUR	1,573	1,474,224
Network i2i, Ltd., 3.975% to 3/3/26(9)(10)(11)		1,000	838,860
Sprint Capital Corp., 6.875%, 11/15/28		1,065	1,196,911
Sprint Corp.:
7.625%, 2/15/25		324	346,251
7.625%, 3/1/26		225	245,663
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		583	506,619
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(9)	EUR	327	293,738
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(9)	EUR	600	572,056
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	600	646,116
Telecom Italia SpA:
1.625%, 1/18/29(9)	EUR	280	212,935
2.75%, 4/15/25(9)	EUR	367	357,546
T-Mobile USA, Inc., 2.25%, 2/15/26		520	485,464
Viasat, Inc., 5.625%, 4/15/27(1)		583	550,713
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		601	530,312
VTR Comunicaciones SpA, 5.125%, 1/15/28(9)		667	488,139
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(9)	EUR	813	716,628
			$ 14,599,568
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		457	$ 426,731
Seaspan Corp., 5.50%, 8/1/29(1)		552	433,386
			$ 860,117
Utilities — 1.0%
Calpine Corp., 5.00%, 2/1/31(1)		615	$ 546,676
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	411	$ 342,140
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	332	328,680
NRG Energy, Inc.:
3.625%, 2/15/31(1)	563	472,309
3.875%, 2/15/32(1)	118	101,124
5.75%, 1/15/28	580	560,347
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	460	428,214
5.00%, 1/31/28(1)	450	433,080
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)	193	179,844
5.00%, 7/31/27(1)	580	572,025
		$ 3,964,439
Total Corporate Bonds (identified cost $225,579,172)		$203,651,967

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625%to 6/22/25	36,126	$ 1,016,947
Total Preferred Stocks (identified cost $1,027,930)		$ 1,016,947

Senior Floating-Rate Loans — 35.5%(14)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.4%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(15)	971	$ 939,922
Dynasty Acquisition Co., Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26	2,301	2,180,115
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26	1,237	1,172,105
WP CPP Holdings, LLC, Term Loan, 6.559%, (USD LIBOR + 3.75%), 4/30/25(15)	1,872	1,631,095
		$ 5,923,237

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Airlines — 0.8%
AAdvantage Loyalty IP, Ltd., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28	2,000	$ 1,967,500
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	653	660,051
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28	475	460,784
		$ 3,088,335
Auto Components — 0.6%
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23	96	$ 88,643
DexKo Global, Inc., Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28	524	474,984
LTI Holdings, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,471	1,371,997
Truck Hero, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 1/31/28	247	224,724
Wheel Pros, LLC, Term Loan, 6.662%, (1 mo. USD LIBOR + 4.50%), 5/11/28	377	317,788
		$ 2,478,136
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/13/28	1,244	$ 1,179,489
		$ 1,179,489
Capital Markets — 0.7%
Advisor Group, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 7/31/26	1,980	$ 1,914,328
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 1.75%), 6/1/24	968	962,747
		$ 2,877,075
Chemicals — 1.7%
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27	748	$ 653,190
Messer Industries GmbH, Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), 3/2/26	1,488	1,448,176
Olympus Water US Holding Corporation:
Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 11/9/28	995	944,861
Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28	1,496	1,455,103
PQ Corporation, Term Loan, 5.306%, (3 mo. USD LIBOR + 2.50%), 6/9/28	1,017	989,154
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,493	1,445,237
		$ 6,935,721
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies — 1.3%
Allied Universal Holdco, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/12/28	1,892	$ 1,769,996
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,138	1,052,707
Tempo Acquisition, LLC, Term Loan, 5.327%, (SOFR + 3.00%), 8/31/28	1,493	1,468,869
Werner FinCo, L.P., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 7/24/24	1,167	1,106,055
		$ 5,397,627
Communications Equipment — 0.5%
CommScope, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/6/26	1,990	$ 1,858,258
		$ 1,858,258
Construction Materials — 0.5%
Quikrete Holdings, Inc.:
Term Loan, 4.997%, (1 mo. USD LIBOR + 2.625%), 2/1/27	1,180	$ 1,117,998
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 6/11/28	798	761,093
		$ 1,879,091
Containers & Packaging — 0.2%
Proampac PG Borrower, LLC, Term Loan, 4.869%, (3 mo. USD LIBOR + 3.75%), 11/3/25	990	$ 946,699
		$ 946,699
Distributors — 0.4%
Autokiniton US Holdings, Inc., Term Loan, 6.298%, (1 mo. USD LIBOR + 4.50%), 4/6/28	1,851	$ 1,796,277
		$ 1,796,277
Diversified Telecommunication Services — 1.4%
Altice France S.A., Term Loan, 5.411%, (3 mo. USD LIBOR + 4.00%), 8/14/26	1,666	$ 1,588,682
CenturyLink, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 3/15/27	716	683,904
UPC Financing Partnership, Term Loan, 4.999%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,100	1,076,625
Virgin Media Bristol, LLC, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 1/31/28	1,050	1,026,211
Ziggo Financing Partnership, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,350	1,316,531
		$ 5,691,953

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,272	$ 1,231,841
			$ 1,231,841
Electronic Equipment, Instruments & Components — 0.4%
Robertshaw US Holding Corp., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 2/28/25		1,897	$ 1,551,919
			$ 1,551,919
Engineering & Construction — 0.2%
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.944%, (3 mo. USD LIBOR + 4.25%), 6/21/24		982	$ 898,818
			$ 898,818
Entertainment — 1.5%
Delta 2 (LUX) S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 2/1/24		2,000	$ 1,984,822
Playtika Holding Corp., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/13/28		992	968,814
Renaissance Holding Corp., Term Loan, 6.186%, (SOFR + 4.50%), 3/30/29		1,000	978,333
UFC Holdings, LLC, Term Loan, 5.52%, (3 mo. USD LIBOR + 2.75%), 4/29/26		2,365	2,294,556
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	42	32,125
			$ 6,258,650
Food Products — 0.4%
Nomad Foods Europe Midco Limited, Term Loan, 3.661%, (3 mo. USD LIBOR + 2.25%), 5/15/24		1,579	$ 1,545,152
			$ 1,545,152
Health Care Providers & Services — 0.9%
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28		1,690	$ 1,645,030
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(16)		138	133,343
Term Loan, 6.356%, (USD LIBOR + 3.50%), 11/1/28(15)		860	830,878
National Mentor Holdings, Inc.:
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28		41	35,642
Term Loan, 6.064%, (USD LIBOR + 3.75%), 3/2/28(15)		1,259	1,086,660
			$ 3,731,553
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology — 0.8%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(16)	145	$ 138,515
Term Loan, 5.653%, (SOFR + 3.50%), 2/15/29	855	817,235
Navicure, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,675	1,631,328
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25	750	732,708
		$ 3,319,786
Hotels, Restaurants & Leisure — 1.3%
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,738	$ 1,606,061
Dave & Buster's, Inc., Term Loan, 7.427%, (SOFR + 5.00%), 6/29/29	352	345,473
Fertitta Entertainment, LLC, Term Loan, 6.327%, (SOFR + 4.00%), 1/27/29	2,367	2,265,596
IRB Holding Corp., Term Loan, 4.836%, (SOFR + 3.15%), 12/15/27	922	885,213
Spectacle Gary Holdings, LLC, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 11/19/28	348	330,315
		$ 5,432,658
Household Products — 0.7%
Diamond (BC) B.V., Term Loan, 5.555%, (USD LIBOR + 2.75%), 9/29/28(15)	1,493	$ 1,429,815
Kronos Acquisition Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/22/26	1,734	1,629,639
		$ 3,059,454
Insurance — 0.7%
AmWINS Group, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 2/19/28	1,298	$ 1,261,532
USI, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,699	1,673,898
		$ 2,935,430
Interactive Media & Services — 0.3%
Getty Images, Inc., Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26	1,365	$ 1,337,705
		$ 1,337,705
Internet & Direct Marketing Retail — 0.3%
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	1,135	$ 1,091,960
		$ 1,091,960

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services — 2.1%
Asurion, LLC:
Term Loan, 5.497%, (1 mo. USD LIBOR + 3.125%), 11/3/23	271	$ 267,743
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,403	2,264,654
Term Loan - Second Lien, 7.622%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,000	861,500
Cyxtera DC Holdings, Inc., Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), 5/1/24	1,492	1,440,481
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27	1,492	1,443,298
Informatica, LLC, Term Loan, 5.125%, (1 mo. USD LIBOR + 2.75%), 10/27/28	1,820	1,776,443
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 11.00%, (3 mo. USD LIBOR + 8.75%), 3.75% cash, 7.25% PIK, 2/28/25	366	356,787
		$ 8,410,906
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 8.346%, (SOFR + 6.50%), 5/25/27	316	$ 301,517
		$ 301,517
Life Sciences Tools & Services — 0.4%
Curia Global, Inc., Term Loan, 6.555%, (USD LIBOR + 3.75%), 8/30/26(15)	1,770	$ 1,714,271
		$ 1,714,271
Machinery — 2.8%
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27	995	$ 968,571
American Trailer World Corp., Term Loan, 6.177%, (SOFR + 3.75%), 3/3/28	748	651,792
Apex Tool Group, LLC, Term Loan, 7.174%, (SOFR + 5.25%), 2/8/29	1,590	1,405,221
Engineered Machinery Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28	744	711,199
EWT Holdings III Corp., Term Loan, 4.875%, (1 mo. USD LIBOR + 2.50%), 4/1/28	1,985	1,945,275
Filtration Group Corporation, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,631	1,600,901
Gates Global, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/31/27	2,049	1,980,466
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	1,492	1,424,369
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27	725	701,768
		$ 11,389,562
Borrower/Description	Principal Amount* (000's omitted)	Value
Media — 0.5%
Diamond Sports Group, LLC:
Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26	235	$ 223,798
Term Loan - Second Lien, 5.036%, (SOFR + 3.25%), 8/24/26	794	164,891
Sinclair Television Group, Inc., Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,962	1,832,201
		$ 2,220,890
Metals/Mining — 0.1%
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28	321	$ 308,331
		$ 308,331
Oil, Gas & Consumable Fuels — 0.6%
CITGO Petroleum Corporation, Term Loan, 8.622%, (1 mo. USD LIBOR + 6.25%), 3/28/24	2,532	$ 2,518,454
		$ 2,518,454
Pharmaceuticals — 0.6%
Bausch Health Companies, Inc., Term Loan, 7.174%, (SOFR + 5.25%), 2/1/27	901	$ 760,248
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28	1,079	1,056,844
Mallinckrodt International Finance S.A., Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27	849	710,476
		$ 2,527,568
Professional Services — 0.5%
CoreLogic, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 6/2/28	1,489	$ 1,272,876
First Advantage Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/31/27	737	718,350
		$ 1,991,226
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/21/25	1,741	$ 1,689,674
		$ 1,689,674
Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc., Term Loan, 7/6/29(17)	750	$ 742,500
		$ 742,500
Software — 7.2%
Applied Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24	1,529	$ 1,505,249

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Aptean, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 4/23/26	995	$ 953,820
Banff Merger Sub, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/25	1,658	1,600,822
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29	1,400	1,362,861
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25	1,237	1,109,338
Epicor Software Corporation, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/30/27	1,723	1,646,315
Finastra USA, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24	1,468	1,373,982
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,126	1,632,703
Hyland Software, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/1/24	2,001	1,967,628
Magenta Buyer, LLC, Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), 7/27/28	1,492	1,421,588
McAfee, LLC, Term Loan, 5.699%, (SOFR + 4.00%), 3/1/29	1,000	957,604
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28	1,232	1,154,835
Polaris Newco, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 6/2/28	1,234	1,175,594
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28	744	717,130
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28	1,985	1,914,906
Riverbed Technology, Inc., Term Loan, 9.63%, (3 mo. USD LIBOR + 8.00%), 7.63% cash, 2.00% PIK, 12/7/26	267	125,469
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27	1,987	1,919,790
Tibco Software, Inc., Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,292	1,284,992
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26	1,479	1,437,537
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,444	1,407,597
Veritas US, Inc., Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,961	1,668,450
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28	1,486	1,379,432
		$ 29,717,642
Specialty Retail — 1.3%
Great Outdoors Group, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/6/28	1,436	$ 1,317,910
Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,471	$ 2,390,840
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28	1,882	1,818,946
		$ 5,527,696
Trading Companies & Distributors — 1.1%
Core & Main L.P., Term Loan, 4.953%, (1 mo. USD LIBOR + 2.50%), 7/27/28	1,836	$ 1,778,512
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24	1,451	1,429,319
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	1,564	1,447,665
		$ 4,655,496
Total Senior Floating-Rate Loans (identified cost $152,547,389)		$146,162,557

U.S. Government Agency Mortgage-Backed Securities — 2.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II, 5.00%, 30-Year, TBA(18)	$10,050	$ 10,301,638
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $10,221,016)		$ 10,301,638

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	128,689	$ 0
		$ 0
Oil and Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(6)(7)(8)	1,938,645	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(5)
Security	Principal Amount	Value
Surface Transport — 0.0%(5)
Hertz Corp., Escrow Certificates(6)	$105,000	$ 6,825
Total Miscellaneous (identified cost $0)		$ 6,825

Short-Term Investments — 4.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(19)	19,200,425	$ 19,200,425
Total Short-Term Investments (identified cost $19,200,425)		$ 19,200,425
Total Investments — 100.9% (identified cost $457,765,026)		$414,962,531
Less Unfunded Loan Commitments — (0.1)%		$ (282,928)
Net Investments — 100.8% (identified cost $457,482,098)		$414,679,603
Other Assets, Less Liabilities — (0.8)%		$ (3,433,459)
Net Assets — 100.0%		$411,246,144
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $150,055,660 or 36.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Amount is less than 0.05%.
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $55,111,255 or 13.4% of the Fund's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	When-issued security.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2022, the total value of unfunded loan commitments is $271,858.
(17)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	16,703	EUR	16,330	Bank of America, N.A.	10/31/22	$ —	$ (95)
USD	7,940	EUR	7,734	Goldman Sachs International	10/31/22	—	(15)
USD	7,940	EUR	7,734	Goldman Sachs International	10/31/22	—	(16)
USD	9,095,332	EUR	8,930,721	Goldman Sachs International	10/31/22	—	(91,079)
USD	1,046,041	EUR	1,016,218	State Street Bank and Trust Company	10/31/22	729	—
USD	335,580	EUR	325,952	State Street Bank and Trust Company	10/31/22	295	—
USD	15,156	EUR	14,819	State Street Bank and Trust Company	10/31/22	—	(87)
USD	84,504	EUR	82,395	State Street Bank and Trust Company	10/31/22	—	(249)
USD	5,155,455	EUR	5,041,826	State Street Bank and Trust Company	10/31/22	—	(30,721)
USD	9,091,986	EUR	8,930,720	State Street Bank and Trust Company	10/31/22	—	(94,424)
USD	9,091,704	EUR	8,930,721	State Street Bank and Trust Company	10/31/22	—	(94,707)
USD	9,086,061	EUR	8,930,721	State Street Bank and Trust Company	10/31/22	—	(100,350)
USD	5,976,679	GBP	4,950,668	Bank of America, N.A.	10/31/22	—	(65,221)
USD	453,681	GBP	375,462	State Street Bank and Trust Company	10/31/22	—	(4,541)
						$1,024	$(481,505)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended July 31, 2022, the Fund entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $19,626,550, which represents 4.8% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.649%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$ —	$477,500	$(61,607)	$ —	$7,200	$426,125	$6,697	$438,393
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	21,857,933	252,340,921	(274,206,165)	7,311	—	—	9,521	—
Liquidity Fund, Institutional Class(1)	—	101,766,849	(82,566,424)	—	—	19,200,425	43,260	19,200,425
Total				$7,311	$7,200	$19,626,550	$59,478
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 22,139,605	$ —	$ 22,139,605
Collateralized Mortgage Obligations	—	660,385	—	660,385
Commercial Mortgage-Backed Securities	—	10,247,155	—	10,247,155
Common Stocks	—	741	0	741
Convertible Bonds	—	1,559,926	—	1,559,926
Convertible Preferred Stocks	—	14,360	—	14,360
Corporate Bonds	—	203,651,967	—	203,651,967
Preferred Stocks	1,016,947	—	—	1,016,947
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	145,879,629	—	145,879,629
U.S. Government Agency Mortgage-Backed Securities	—	10,301,638	—	10,301,638
Warrants	—	0	0	0
Miscellaneous	—	6,825	—	6,825

Eaton Vance
Multi-Asset Credit Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$19,200,425	$ —	$ —	$ 19,200,425
Total Investments	$20,217,372	$394,462,231	$ 0	$414,679,603
Forward Foreign Currency Exchange Contracts	$ —	$ 1,024	$ —	$ 1,024
Total	$20,217,372	$394,463,255	$ 0	$414,680,627
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (481,505)	$ —	$ (481,505)
Total	$ —	$ (481,505)	$ —	$ (481,505)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.